SEGMENT INFORMATION - Concentration Risk (Details) $ in Millions	3 Months Ended								6 Months Ended	9 Months Ended	12 Months Ended
	Dec. 31, 2017 USD ($)	Sep. 30, 2017 USD ($)	Jun. 30, 2017 USD ($)	Mar. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Sep. 30, 2016 USD ($)	Jun. 30, 2016 USD ($)	Mar. 31, 2016 USD ($)	Jun. 30, 2017 USD ($)	Sep. 30, 2017 USD ($)	Dec. 31, 2017 USD ($) customer	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)
Segment Information
Revenue from sales	$ 1,935	$ 1,879	$ 1,875	$ 1,690	$ 1,758	$ 1,791	$ 1,669	$ 1,462	$ 3,565	$ 5,444	$ 7,379	$ 6,680	$ 6,085
Sales Revenue, Product Line | Customers | Copper Cathode | North America
Segment Information
Number of customers | customer											1
Sales Revenue, Product Line | Toronto Dominion Bank | Customers | Gold
Segment Information
Revenue from sales											$ 2,738	$ 1,818
Percentage of sales by customer											37.00%	27.00%
Sales Revenue, Product Line | JPMorgan Chase | Customers | Gold
Segment Information
Revenue from sales											$ 1,400	$ 1,451
Percentage of sales by customer											19.00%	22.00%
Sales Revenue, Product Line | Bank Of Nova Scotia | Customers | Gold
Segment Information
Revenue from sales												$ 1,067	$ 1,074
Percentage of sales by customer												16.00%	14.00%
Sales Revenue, Product Line | HSBC | Customers | Gold
Segment Information
Revenue from sales												$ 952
Percentage of sales by customer												14.00%
Sales Revenue, Product Line | Credit Agricole Corporate and Investment | Customers | Gold
Segment Information
Revenue from sales													$ 762
Percentage of sales by customer													10.00%